Fees Summary	Dec. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,512,000
Previously Paid Amount	0.00
Total Fee Amount	1,609.39
Total Offset Amount	0.00
Net Fee	1,609.39
Narrative - Max Aggregate Offering Price	$ 10,512,000
Final Prospectus	true